Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management (Tables) [Abstract]
Main indicators of credit

Below is a table showing the evolution of the main credit indicators.

	2017	2016	2015

Credit risk exposure - customers (Thousand of Reais)	330,474,249	301,702,586	310,877,166
Loans and advances to customers, gross (note 10)	287,829,213	268,437,556	267,266,449
Contingent Liabilities - Guarantees and other sureties (note 45.a)	42,645,036	33,265,030	43,610,717
Non-performing loans ratio (%) - unaudited	6.65%	7.04%	7.00%
Impairment coverage ratio (%) - unaudited	95.39%	96.31%	82.86%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	18,261,638	18,191,126	15,411,760
Cost of credit (% of risk) - unaudited	3.98%	4.52%	5.07%

Position of accounts subject to interest rate risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2016 and 2017. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of Marketplace. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2017
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,541	1,779	6,556	29,968	10,194	54,038
Debt instruments	653	890	5,739	16,709	8,148	32,139
Equity instruments	490	-	-	-	-	490
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	2,032	1,272	17,092	46,502	23,711	90,609
Debt instruments	925	1,272	17,092	46,502	23,711	89,503
Equity instruments	1,107	-	-	-	-	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	72	13	50	479	1,008	1,622
Debt instruments	38	13	50	479	1,008	1,589
Equity instruments	33	-	-	-	-	33
Non-Current Assets Held For Sale	80	168	222	3,082	7,040	10,593
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	22,033	81,275	34,430	86,645	71,453	295,835
Total	88,809	84,507	58,351	166,677	113,406	511,750

Interest-bearing liabilities:

Deposits from credit institutions	150,719	46,254	62,605	69,778	5,119	334,474
Subordinated debts	-	789	257	7,784	-	8,829
Marketable debt securities	4,436	36,208	12,313	15,544	847	69,348
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,304	83,909	75,679	105,349	8,251	465,492

					2016
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	26,960	5,242	4,593	31,938	14,918	83,651
Debt instruments	20,232	2,370	2,711	23,479	10,335	59,127
Equity instruments	397	-	-	-	-	397
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	2,940	1,350	1,761	42,683	11,046	59,780
Debt instruments	954	1,350	1,761	42,683	11,046	57,794
Equity instruments	1,985	-	-	-	-	1,985
Other Financial Assets At Fair Value Through Profit Or Loss	80	14	50	486	981	1,611
Debt instruments	38	14	50	486	981	1,569
Equity instruments	42	-	-	-	-	42
Non-Current Assets Held For Sale	79	168	220	2,920	6,549	9,936
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	16,435	99,924	32,590	79,467	68,120	296,536
Total	105,088	106,698	39,214	157,494	101,614	510,108

Interest-bearing liabilities:

Deposits from credit institutions	135,457	49,973	46,686	69,605	4,987	306,708
Subordinated debts	-	268	255	8,260	-	8,783
Marketable debt securities	6,214	40,229	33,336	23,647	495	103,921
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,268	91,778	81,545	108,635	9,649	470,875

					2015
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	3,399	5,288	6,917	21,436	8,149	45,189
Debt instruments	1,225	1,806	4,542	12,038	4,182	23,793
Equity instruments	405	-	-	-	-	405
Trading derivatives	1,769	3,482	2,374	9,398	3,967	20,990
Available-For-Sale Financial Assets	2,210	3,109	8,643	31,242	21,842	67,046
Debt instruments	1,047	3,109	8,643	31,242	21,842	65,883
Equity instruments	1,162	-	-	-	-	1,162
Other Financial Assets At Fair Value Through Profit Or Loss	611	12	48	427	893	1,991
Debt instruments	38	12	48	427	893	1,418
Equity instruments	574	-	-	-	-	574
Non-Current Assets Held For Sale	80	163	215	2,096	7,327	9,881
Reserves from Brazilian Central Bank	52,183	-	-	-	-	52,183
Loans and Receivables	20,259	79,073	40,635	82,695	59,986	282,648
Total	78,742	87,645	56,458	137,896	98,197	458,938

Interest-bearing liabilities:

Deposits from credit institutions	116,365	39,972	36,960	95,602	5,764	294,663
Subordinated debts	44	87	7,990	9,694	-	17,815
Marketable debt securities	8,070	24,823	12,484	52,032	52	97,461
Trading derivatives	1,550	3,671	1,430	7,122	2,854	16,627
Short positions	20,899	-	-	-	-	20,899
Total	146,928	68,553	58,864	164,450	8,670	447,465

Position of accounts subject to currency risk

Currency Risk

			2017
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	54,380	11,684	10,377	76,442
Loans and advances to customers	3,818	321	-	4,139
Investments in Foreign Subsidiaries and Dependence	36,613	3,010	-	39,623
Derivatives	262,092	45,317	9,640	317,049
Others	46,200	13,028	6,237	65,465
Total	403,102	73,361	26,254	502,717

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	32,962	3,047	17	36,025
Derivatives	277,358	54,633	9,294	341,284
Others	93,821	15,975	17,068	126,864
Total	404,140	73,654	26,378	504,173

			2016
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	4,839	-	-	4,839
Loans and advances to customers	3,485	-	-	3,485
Investments in Foreign Subsidiaries and Dependence	34,337	2,662	-	36,999
Derivatives	166,626	24,173	11,241	202,040
Others	25,273	1,020	-	26,293
Total	234,560	27,855	11,241	273,656

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	32,255	640	-	32,895
Derivatives	183,277	27,973	11,426	222,676
Others	19,198	-	104	19,302
Total	234,730	28,613	11,530	274,873

Customers Funding

Santander has different sources of funding, both in terms of products and the mix of clients, with emphasis on retail operations of the Time Deposits. Total customer funds are currently at the level of R$356 million and showed a light decrease to volumes at the end of 2016, mainly because of the maturity of some operations (Financial Letters) that were not renewed.

					In millions of Reais
Customers Funding	2017			2016
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	15,252	15,252	100%	15,794	15,794	100%
Savings accounts	40,570	40,570	100%	35,901	35,901	100%
Time deposits	39,549	170,570	23%	24,452	150,686	16%
Interbank deposit	622	3,244	19%	944	2,379	40%
Funds from acceptances and issuance of securities	4,436	69,348	6%	6,304	105,120	6%
Borrowings and Onlendings	5,606	48,304	12%	4,114	46,124	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	8,829	0%	-	8,784	0%
Total	106,035	356,117	30%	87,509	364,788	23%

					In millions of Reais
Customers Funding				2015
				0 a 30 days	Total	%
Demand deposits				14,990	14,990	100%
Savings accounts				35,842	35,842	100%
Time deposits				22,048	148,682	15%
Interbank deposit				1,896	2,855	66%
Funds from acceptances and issuance of securities				8,126	98,246	8%
Borrowings and Onlendings				2,836	52,769	5%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				234	18,006	1%
Total				85,972	371,390	23%

Non-Discounted Future Flows Except Derivatives

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2017
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,051	1,788	6,737	32,841	18,848	65,265
Debt instruments	654	899	5,919	19,582	16,801	43,856
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	925	1,283	12,695	56,167	50,329	121,399
Debt instruments	925	1,283	12,695	56,167	50,329	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	38	13	51	543	1,994	2,640
Debt instruments	38	13	51	543	1,994	2,640
Non-Current Assets Held For Sale	81	169	227	3,370	9,573	13,419
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	74,887	93,587	45,397	117,084	84,560	415,515
Total	140,034	96,840	65,107	210,005	165,304	677,290

Interest-bearing liabilities:

Deposits from credit institutions	150,979	50,936	66,571	84,274	8,191	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	807	257	7,784	-	8,848
Marketable debt securities	4,445	36,855	12,904	18,421	866	73,491
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,573	89,257	80,236	122,722	11,342	496,130

					2016
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	27,093	5,262	4,749	36,135	25,573	98,812
Debt instruments	20,762	2,390	2,867	27,676	20,991	74,686
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	1,492	1,373	1,819	55,056	29,854	89,594
Debt instruments	1,492	1,373	1,819	55,056	29,854	89,594
Other Financial Assets At Fair Value Through Profit Or Loss	38	14	52	586	1,824	2,514
Debt instruments	38	14	52	586	1,824	2,514
Non-Current Assets Held For Sale	79	170	227	3,307	9,979	13,762
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	18,151	112,337	42,763	106,518	82,770	362,539
Total	105,447	119,156	49,610	201,602	150,000	625,815

Interest-bearing liabilities:

Deposits from credit institutions	135,725	51,098	50,024	86,535	7,444	330,826
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	347	330	10,633	-	11,310
Marketable debt securities	6,234	41,431	35,390	27,344	521	110,920
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,556	94,184	87,012	131,635	12,132	504,519

					2015
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	2,831	4,125	7,031	24,032	16,623	54,642
Debt instruments	1,226	1,860	4,761	15,430	13,151	36,428
Trading derivatives	1,605	2,265	2,270	8,602	3,472	18,214
Available-For-Sale Financial Assets	1,048	3,185	9,475	41,894	55,640	111,242
Debt instruments	1,048	3,185	9,475	41,894	55,640	111,242
Other Financial Assets At Fair Value Through Profit Or Loss	38	12	48	427	893	1,418
Debt instruments	38	12	48	427	893	1,418
Non-Current Assets Held For Sale	80	163	219	2,360	10,358	13,180
Reserves from Brazilian Central Bank	52,183	-	-	-	-	52,183
Loans and Receivables	22,717	89,907	51,196	110,204	73,132	347,156
Total	78,897	97,392	67,969	178,917	156,646	579,821

Interest-bearing liabilities:

Deposits from credit institutions	116,525	40,676	40,453	128,627	8,594	334,875
Subordinated Debts / Debt Instruments Eligible to Compose Capital	297	113	8,845	12,606	-	21,861
Marketable debt securities	8,093	25,732	13,900	67,049	116	114,890
Trading derivatives	1,230	1,937	1,265	6,915	2,604	13,951
Short positions	20,899	-	-	-	-	20,899
Total	147,044	68,458	64,463	215,197	11,314	506,476

Sensibilities

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2017 and 2016, reaching a maximum of R$458 million in June. The sensitivity value increased R$386 million during 2017, reaching a maximum of R$2,177 million in September. The main factors that occurred in 2017 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio's decayment, update of implicit methodology on cash flow of the Bank's products and liquidity.

Million of Reais
	2017	2016	2015
Sensibilities
Net Interest Margin	378	385	525
Market Value of Equity	2,066	1,680	1,800
Value at Risk - Balance
VaR	1,380	804	926

(1) Includes the financial statement total, except for the financial assets and liabilities held for trading.

Trading portfolio

Trading portfolio

		2017
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(2,447)	(73,635)	(147,269)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(944)	(19,373)	(38,746)
Inflation	Exposures subject to change in coupon rates of price indexes	(5,032)	(77,354)	(154,707)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,306)	(16,830)	(33,659)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(6,399)	(29,576)	(59,152)
Foreign currency	Exposures subject to foreign exchange	(4,933)	(123,334)	(246,668)
Eurobond/Treasury/Global	Exposures subject to changes in interest rate negotiated roles in international market	(1,469)	(8,734)	(17,469)
Shares and Indexes	Exposures subject to change in shares price	(1,768)	(44,194)	(88,388)
Total (1)		(28,298)	(393,030)	(786,058)

(1) Amounts net of taxes.

Portfolio Banking

Portfolio Banking

		2017
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(57,347)	(1,099,710)	(2,144,967)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(17,245)	(327,661)	(638,940)
Inflation	Exposures subject to change in coupon rates of price indexes	(34,794)	(661,094)	(1,289,132)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(7,123)	(135,334)	(263,901)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(2,423)	(46,031)	(89,761)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(10,655)	(202,441)	(394,759)
Foreign Currency	Exposures subject to Foreign Exchange	(1,116)	(27,896)	(55,793)
Total (1)		(130,703)	(2,500,167)	(4,877,253)

(1) Amounts net of taxes.

Risk Type

The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and tangible assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2017	2016	2015
Risk Type	New Methodology	New Methodology	New Methodology
Credit	70%	62%	56%
Market	4%	5%	4%
ALM	4%	9%	9%
Business	8%	8%	8%
Operational	6%	6%	5%
Fixed Assets	2%	2%	1%
Intangible Assets	1%	1%	6%
Pension Funds	1%	1%	2%
Deferred Tax Assets	4%	6%	9%
TOTAL	100%	100%	100%

conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2017	2016	2015

Shareholders' equity attributed under to the Parent Brazilian GAAP		59,499,954	57,771,524	54,819,073
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	j	18,301	643	-
Reclassification of available-for-sale financial instruments	j	34,818	23,180	-
Impairment on loans and receivables	a	(71,091)	124,787	132,878
Category transfers	b	351,132	608,897	704,519
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	664,204	297,720	138,314
Reversal of goodwill amortization	d	26,592,852	25,122,573	23,344,320
Realization on purchase price adjustments	e	702,436	778,882	798,776
Recognition of fair value in the partial sale in subsidiaries	f	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,287,240)	(1,017,000)	(1,017,000)
Goodwill acquisition Santander Services (Santusa)	h	(298,978)	-	-
Others		332,267	263,797	367,290
Shareholders' equity attributed to the parent under IFRS		86,650,707	84,087,055	79,400,222
Non-controlling interest under IFRS		436,894	725,504	435,062
Shareholders' equity (including non-controlling interest) under IFRS		87,087,601	84,812,559	79,835,284

Thousand of Reais	Note	2017	2016	2015

Net income attributed to the Parent under Brazilian GAAP		7,996,577	5,532,962	6,998,196
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	j	18,775	7,960	-
Reclassification of available-for-sale financial instruments	j	(46,160)	(39,234)	-
Impairment on loans and receivables	a	(195,878)	(8,091)	4,798
Category transfers	b	(219,829)	(45,314)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	366,484	148,450	23,534
Reversal of goodwill amortization	d	1,470,279	1,755,750	2,783,507
Realization on purchase price adjustments	e	(76,446)	(76,247)	(75,962)
Option to Acquire Own Equity Instrument	g	(270,240)	-	-
Others		(119,498)	58,327	49,667
Net income attributed to the parent under IFRS		8,924,064	7,334,563	9,783,740
Non-controlling interest under IFRS		213,984	130,355	50,086
Net income (including non-controlling interest) under IFRS		9,138,048	7,464,918	9,833,826

Bank's consolidated financial statements prepared in accordance with IFRS

APPENDIX II -  STATEMENTS OF VALUE ADDED

	2017		2016		2015
Thousand of Reais
Interest and similar income	71,418,349		77,146,077		69,870,200
Net fee and commission income	12,721,868		10,977,596		9,483,509
Impairment losses on financial assets (net)	(12,338,300)		(13,301,445)		(13,633,989)
Other income and expense	(3,043,565)		(751,727)		(3,867,959)
Interest expense and similar charges	(36,471,860)		(46,559,584)		(38,533,089)
Third-party input	(6,728,881)		(5,804,939)		(7,061,296)
Materials, energy and others	(495,913)		(510,961)		(520,831)
Third-party services	(5,107,077)		(4,589,468)		(4,632,346)
Impairment of assets	(456,711)		(114,321)		(1,220,645)
Other	(669,180)		(590,189)		(687,474)
Gross added value	25,557,611		21,705,978		16,257,376
Retention
Depreciation and amortization	(1,662,247)		(1,482,639)		(1,490,017)
Added value produced	23,895,364		20,223,339		14,767,359
Added value received from transfer
Investments in affiliates and subsidiaries	71,551		47,537		116,312
Added value to distribute	23,966,915		20,270,876		14,883,671
Added value distribution	15,540,106
Employee	7,908,746	33.0%	7,378,374	36.4%	6,829,965	45.9%
Compensation	5,795,579		5,455,374		4,824,615
Benefits	1,421,910		1,397,711		1,300,788
Government severance indemnity funds for employees - FGTS	413,871		352,939		391,608
Other	277,386		172,350		312,954
Taxes	6,131,544	25.6%	4,659,989	23.0%	(2,527,787)	-17.0%
Federal	5,481,969		4,101,629		(3,023,224)
State	1,260		717		659
Municipal	648,315		557,643		494,778
Compensation of third-party capital - rental	788,577	3.3%	767,595	3.8%	747,667	5.0%
Remuneration of interest on capital	9,138,048	38.1%	7,464,918	36.8%	9,833,826	66.1%
Dividends and interest on capital	6,300,000		4,550,000		6,200,000
Profit Reinvestment	2,624,064		2,784,563		3,583,740
Profit (loss) attributable to non-controlling interests	213,984		130,355		50,086
Total	23,966,915	100.0%	20,270,876	100.0%	14,883,671	100.0%